UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

 The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code:  800-934-5550

Date of fiscal year end:   06/30/2020

Date of reporting period: 09/30/2019

Item 1.   Schedules of Investments (Unaudited)

The Trust’s schedules of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X are as follows:

IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

COMMON STOCK - 100.49%	Shares	Fair Value

Communication Services - 11.40%
Alphabet, Inc. - Class C (a)	473	$576,587
AT&T, Inc.	14,000	529,760
Comcast Corp. - Class A	10,000	450,800
Electronic Arts, Inc. (a)	3,357	328,382
Facebook, Inc. - Class A (a)	2,277	405,488
Netflix, Inc. (a)	1,000	267,620
Verizon Communications, Inc.	8,065	486,803
Walt Disney Co.	3,100	403,992
		3,449,432
Consumer Discretionary - 10.21%
Amazon.com, Inc. (a)	191	331,559
Dollar Tree, Inc. (a)	4,155	474,335
Domino’s Pizza, Inc.	1,715	419,472
Home Depot, Inc.	2,239	519,493
Service Corp. International	9,125	436,266
Starbucks Corp.	4,562	403,372
Yum! Brands, Inc.	4,455	505,331
		3,089,828
Consumer Staples - 6.47%
Energizer Holdings, Inc.	12,200	531,676
Constellation Brands, Inc.	2,400	497,472
Kraft Heinz Co.	16,100	449,753
Wal-Mart Stores, Inc.	4,039	479,349
		1,958,250
Energy - 6.57%
Apache Corp.	11,749	300,774
Exxon Mobile Corp.	6,600	466,026
Helmerich & Payne, Inc.	6,036	241,863
HollyFrontier Corp.	10,200	547,128
Occidential Petroleum Corp.	9,700	431,359
		1,987,150
Financials - 14.94%
American International Group	8,180	455,626
Bank of America Corp.	19,495	568,669
Capital One Financial Corp.	5,174	470,730
Goldman Sachs Group, Inc.	2,663	551,853
JPMorgan Chase & Co.	4,700	553,143
New York Community Bancorp, Inc.	29,511	370,363
PNC Financial Service Group, Inc.	3,410	477,946
US Bancorp/MN	8,420	465,963
Wells Fargo & Co.	12,028	606,692
		4,520,985
Health Care - 15.87%
AbbVie, Inc.	7,200	545,184
Amgen, Inc.	2,500	483,775
Bristol-Myers Squibb Co.	7,006	355,274
Cardinal Health Inc.	10,000	471,900
Celgene Corp. (a)	3,374	335,038
Edwards Lifesciences Corp. (a)	2,125	467,309
Gilead Sciences, Inc.	4,548	288,252
IDEXX Laboratories, Inc. (a)	1,750	475,878
Johnson & Johnson	3,700	478,706
UnitedHealth Group, Inc.	1,900	412,908
Zoetis, Inc.	3,915	487,770
		4,801,994

IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

COMMON STOCK - 100.49% (continued)	Shares	Fair Value

Industrials - 8.63%
3M Co.	2,800	$460,320
Boeing Co.	1,300	494,611
FedEx Corp.	2,900	422,153
General Electric Co.	30,144	269,487
Kansas City Southern	3,819	507,965
Stanley Black & Decker, Inc.	3,166	457,202
		2,611,738
Information Technology - 21.71%
Advanced Micro Devices, Inc. (a)	12,500	362,375
Apple, Inc.	2,035	455,779
Cisco Systems, Inc.	9,400	464,454
Fidelity National Information Services	3,250	431,470
Intel Corp.	10,000	515,300
International Business Machines, Inc.	3,190	463,890
Mastercard, Inc. - Class A	1,900	515,983
Microsoft Corp.	3,900	542,217
NVIDIA Corp.	2,776	483,218
PayPal Holdings, Inc. (a)	4,000	414,360
QUALCOMM, Inc.	6,156	469,580
Symantec Corp.	20,331	480,422
Texas Instruments, Inc.	3,500	452,340
Visa, Inc. - Class A	3,000	516,030
		6,567,418
Materials - 2.86%
El Du Pont de Nemours & Co.	6,100	434,991
International Paper Co.	10,300	430,746
		865,737
Utilities - 1.82%
Vistra Energy Corp.	20,593	550,451

TOTAL COMMON STOCK (Cost $26,464,866)		30,402,983

TOTAL INVESTMENTS AT VALUE (Cost $26,464,866) - 100.49%		$30,402,983
LIABILITES IN EXCESS OF OTHER ASSETS, NET - (0.49%)		(148,535)
NET ASSETS - 100.00%		$30,254,448

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 3.49%

Consumer Staples - 1.70%
Philip Morris International Inc.	1,300	$98,709

Financials - 1.79%
Umpqua Holdings Corp.	6,300	103,698

	Principal Amount	Fair Value
CORPORATE BONDS - 57.78%
BAT Capital Corp., 4.758%, due 09/06/2049	$200,000	$196,371
California Resources Corp., 8.000% due 12/15/2022 (c)	350,000	173,250
DISH DBS Corp., 7.75%, due 07/01/2026	220,000	223,850
Ford Motor Co., 4.75%, due 01/15/2043	220,000	191,169
General Electric Co., 5.000%, Fixed to Variable Perpetual Bond (b) (m)	320,000	302,275
Genworth Holdings, Inc., 7.625%, due 09/24/2021	125,000	129,426
HollyFrontier Corp., 5.875%, due 04/01/2026	300,000	336,119
Mattel Inc., 6.20%, due 10/01/2040	230,000	192,050
Nordstrom Inc., 5.00%, due 01/15/2044	200,000	185,778
PetSmart, Inc., 7.125%, due 03/15/2023 (c)	200,000	188,000
Realogy Group LLC, 9.375%, due 04/01/2027	225,000	209,030
Tenet Healthcare Corp., 7.00%, due 08/01/2025	200,000	202,500
Tenneco, Inc., 5.000%, due 07/15/2026	350,000	286,125
Under Armour, Inc., 3.250%, due 06/15/2026	250,000	241,099
United States Steel Corp., 6.65%, due 06/01/2037	230,000	176,525
Vector Group Ltd., 6.125%, due 02/01/2025 (c)	125,000	119,688

TOTAL CORPORATE BONDS (Cost $3,481,672)		3,353,255

FOREIGN BONDS DENOMINATED IN US DOLLARS - 1.15%
Cash Store Financial Services, Inc., 11.500%, 01/31/2017 - Canada (a) (c) (d) (e) (f)	1,289,000	66,961

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $1,120,977)		66,961

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

	Principal Amount	Fair Value
STRUCTURED NOTES - 18.28%
Citigroup Global Markets Holdings, Inc. Callable Fixed to Float Range Accrual Note, 8.000%, 12/26/2033 (h)	$300,000	$282,720
Morgan Stanley Fixed to Floating Rate Leveraged CMS and Index Linked Note, 1.320%, 08/30/2028 (b) (i)	350,000	260,312
Natixis US Medium-Term Note Program LLC Callable Fixed to Floating Capped Range Accrual Note, 3.003%, 10/31/2034 (b) (j)	500,000	308,125
Societe Generale SA Callable Fixed to Floating Rate CMS and Index Linked Note, 10.000%, 06/28/2034 - France (k)	225,000	209,295

TOTAL STRUCTURED NOTES (Cost $1,357,409)		1,060,452

	Shares	Fair Value
MONEY MARKET SECURITIES - 18.01%
Federated Government Obligations Fund - Institutional Shares, 1.85% (l)	1,045,230	1,045,230

TOTAL MONEY MARKET SECURITIES (Cost $1,045,230)		1,045,230

TOTAL INVESTMENTS AT VALUE (Cost $7,199,823) - 98.71%		$5,728,305
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.29%		74,958
NET ASSETS - 100.00%		$5,803,263

Percentages are stated as a percent of net assets.

(a) This security is currently valued by the Advisor using fair valuation procedures approved by the Board of Trustees under the oversight of the Fair Valuation Committee.

(b)  Variable rate security. Rate shown represents the rate in effect at September 30, 2019.

(c)  Security exempted from registration under Rule 144A of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional investors.

(d)  Non-income producing security.

(e)  Security is illiquid at September 30, 2019, at which time the aggregate value of illiquid securities is $66,961 or 1.15% of net assets.

(f)  Issue is in default.

(g)  For each Interest Period commencing on or after the Original Issue Date to but excluding August 30, 2019 (the “Fixed Rate Period”), the interest rate per annum will be equal to the Fixed Interest Rate of 8.000%. For each Interest Period commencing on or after August 30, 2019 (the “Floating Rate Period”), the interest rate per annum will be equal to the product of (a) the 30-Year swap rate minus the 2-Year swap rate and (b) the Multiplier rate of 50, subject to the Maximum Interest Rate of 8.000% and the Minimum Interest Rate of 0.000%.

(h)  On each coupon payment date occurring during the first year following issuance of the securities, the securities will pay a fixed coupon of 8.00% per annum, regardless of the CMS spread or the level of the underlying indices. Beginning in March 2020, the variable coupon rate will be determined as follows:  Contingent rate of 8.000% multiplied by the number of days the accrual condition is met divided by the number of days in the accrual period, subject to the Maximum Interest Rate of 8.000% and the Minimum Interest Rate of 0.000%.  The accrual condition will be satisfied on an elapsed day if, and only if, (i) the CMS spread is greater than the CMS spread barrier on that elapsed day and (ii) the closing level of each underlying index is greater than or equal to its accrual barrier level on that elapsed day.

(i)  The variable rate is equal to 5 times the difference, if any, between the 30-Year Constant Maturity Swap Rate (“30CMS”) and the 2-year Constant Maturity Swap Rate (“2CMS”) as determined on the CMS reference determination date at the start of the quarterly interest payment period; subject to a maximum interest rate of 12.00% per annum for each interest payment period during the floating rate interest period and the minimum interest rate of 0.00% per annum.

(j)  The variable rate is determined by multiplying (a) the product of the Multiplier and the applicable CMS30/CMS2 Spread determined as of the reference date at the start of the interest period, and subject to the minimum interest rate of 0.00% and the maximum interest rate of 10.00%, by (b) a fraction equal to the number of calendar days in such interest period with respect to which the closing level of the S&P 500® Index is greater than or equal to 60% of its closing level on trade date divided by the number of calendar days in such interest period.

(k)  For each Interest Period commencing on or after the Original Issue Date through January 2021 (the “Fixed Rate Period”), the interest rate per annum will be equal to the Fixed Interest Rate of 10.000%. For each Interest Period beginning in January 2021 (the “Floating Rate Period”), the interest rate per annum will be equal to the product of (a) the 30-Year Constant Maturity Swap Rate minus the 2-Year Constant Maturity Swap Rate multiplied by the number of days the accrual condition is met divided by the number of days in the accrual period and (b) the Multiplier rate of 50, subject to the Maximum Interest Rate of 10.000% and the Minimum Interest Rate of 0.000%. The accrual condition is satisfied on days where RTY and SX7E are greater than or equal to 60% of the initial index level.

(l) Variable rate security. Rate shown represents the 7-day yield at September 30, 2019 and resets daily.

(m) With respect to the Fixed Rate Period ending January 21, 2021, interest will be paid at a rate of 5.00% per annum, payable semi-annually.  Effective January 21, 2021, interest will be paid based on a floating rate equal to three-month LIBOR plus 3.33% per annum, payable quarterly.

See accompanying notes which are an integral part of these financial statements.

IMS DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

COMMON STOCK - 99.93%	Shares	Fair Value

Communication Services - 1.63%
Alphabet, Inc. - Class C (a)	130	$158,470

Consumer Discretionary - 12.02%
General Motors Co.	4,000	149,920
NVR, Inc. (a)	42	156,129
TJX Cos, Inc.	9,000	501,660
Whirlpool Corp.	2,300	364,228
		1,171,937
Consumer Staples - 6.38%
Altria Group, Inc.	6,110	249,899
Kraft Heinz, Co.	3,000	83,805
Philip Morris International, Inc.	3,796	288,230
		621,934
Financials - 24.18%
Axis Capital Holdings Ltd.	2,500	166,800
Bank of America Corp.	14,344	418,414
BlackRock, Inc.	1,000	445,640
CME Group, Inc.	2,500	528,350
M&T Bank Corp.	1,300	205,361
S&P Global, Inc.	2,200	538,956
State Street Corp.	900	53,271
		2,356,792
Health Care - 15.43%
Abbott Laboratories	6,500	543,855
AbbVie, Inc.	5,600	424,032
Cardinal Health, Inc.	2,034	95,985
Johnson & Johnson	3,400	439,892
		1,503,764
Industrials - 13.30%
Boeing Co.	300	114,141
Copa Holdings SA - Class A - Panama	1,000	98,750
Lockheed Martin Corp.	1,300	507,078
Parker-Hannifin Corp.	1,000	180,610
Southwest Airlines Co.	7,330	395,893
		1,296,472
Information Technology - 26.99%
Apple, Inc.	2,600	582,322
CDK Global, Inc.	3,000	144,270
Mastercard, Inc. - Class A	110	29,873
Microsoft Corp.	4,250	590,878
Oracle Corp.	3,869	212,911
PayPal Holdings, Inc. (a)	3,100	321,129
QUALCOMM, Inc.	5,000	381,400
Visa, Inc. - Class A	2,140	368,101
		2,630,884

IMS DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

COMMON STOCK - 99.93% (continued)	Shares	Fair Value

TOTAL COMMON STOCK (Cost $8,025,273)		$9,740,253

MONEY MARKET SECURITIES - 0.04%
Federated Government Obligations Fund - Institutional Shares, 1.85% (b)	3,837	3,837

TOTAL MONEY MARKET SECURITIES (Cost $3,837)		3,837

TOTAL INVESTMENTS AT VALUE (Cost $8,029,110) - 99.97%		$9,744,090
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.03%		3,029
NET ASSETS - 100.00%		$9,747,119

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.

(b) Rate shown represents the 7-day yield at September 30, 2019, is subject to change and resets daily.

See accompanying notes which are an integral part of these financial statements.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2019 (Unaudited)

The following is a summary of significant accounting policies followed by IMS Family of Funds (the “Funds”), comprising the IMS Capital Value Fund (the “Value Fund”), IMS Strategic Income Fund (the “Income Fund”) and IMS Dividend Growth Fund (the “Dividend Growth Fund”), each a series of 360 Funds (the “Trust”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

Securities Valuations and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

●   Level 1 – quoted prices in active markets for identical securities

●  Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●   Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, real estate investment trusts, and preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value  (NAV) provided  by the service  agent of the funds. These securities will be categorized as Level 1 securities.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2019 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – Fixed income securities such as corporate bonds, municipal bonds, reverse convertible bonds, and foreign bonds denominated in U.S. dollars, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities. See the chart  listing quantitative information about Level 3 fair value measurements for more information on the inputs used by the Advisor in determining fair value of such level 3 securities. The Advisor has used inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, and yields on similar securities in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures on June 24, 2014, which established a Valuation Committee to work with the Advisor and report to the Board on securities being fair valued or manually priced. The Lead Chairman and Trustee for the 360 Funds, along with the Fund Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Advisor in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Lead Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2019 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – The following is a summary of the inputs used to value the Value Fund’s investments as of September 30, 2019:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$30,402,983	$—	$—	$30,402,983
Total	$30,402,983	$—	$—	$30,402,983

* Refer to the Schedule of Investments for industry classifications.

The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Value Fund did not hold any derivative instruments during the reporting period. During the quarter ended September 30, 2019, there were no transfers between levels. The Value Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the Income Fund’s investments as of September 30, 2019:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$202,407	$—	$—	$202,407
Corporate Bonds	—	3,353,255	—	3,870,674
Foreign Bonds	—	—	66,961	66,961
Structured Notes	—	1,060,452	—	543,033
Money Market Securities	1,045,230	—	—	1,045,230
Total	$1,247,637	$4,413,707	$66,961	$5,728,305

* Refer to the Schedule of Investments for industry classifications.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2019 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2019	Realized gain (loss)	Amortization	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2019
Corporate Bonds	$—	$—	$—	$—	$—	$—	$—	$—	$—
Foreign Bonds	67,702	—	—	(741)	—	—	—	—	66,961
Secured Unsubordinated Promissory Notes	—	—	—	—	—	—	—	—	—
Total	$67,702	$—	$—	$(741)	$—	$—	$—	$—	$66,961

The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of September 30, 2019:

	Quantitative information about Level 3 fair value measurements
	Fair value at 09/30/2019	Valuation technique(s)	Unobservable input	Range (Weighted Average)
Foreign Bonds	$66,961	Asset based	Estimated liquidation value of issuers underlying assets (1) Marketability discount	20%-30% of outstanding debt 34%

(1) A significant increase in this input in isolation would result in a significantly higher fair value measurement.

The  total  change  in  unrealized  appreciation  (depreciation)  attributable  to  Level  3  investments  still  held  at September 30, 2019 was $(741) as shown below.

Total Change in Unrealized Appreciation (Depreciation)
Foreign Bonds	$(741)
Total	$(741)

The Income Fund did not hold any derivative instruments during the reporting period.

There were no transfers of assets between Levels during the quarter ended September 30, 2019 for the Income Fund.

The Income Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2019 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) –

The following is a summary of the inputs used to value the Dividend Growth Fund’s investments as of September 30, 2019:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$9,740,253	$—	$—	$9,740,253
Money Market Securities	3,837	—	—	3,837
Total	$9,744,090	$—	$—	$9,744,090

*Refer to the Schedule of Investments for industry classifications.

The Dividend Growth Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Dividend Growth Fund did not hold any derivative instruments during the reporting period. During the quarter ended September 30, 2019, there were no transfers between levels. The Dividend Growth Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Foreign  Currency – Investment  securities  denominated  in  foreign  currencies  are  translated  into  U.S.  dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated  in foreign  currencies  are  translated  into  U.S. dollar  amounts  on the  respective  dates of such transactions. Reported net realized foreign exchange gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reverse Convertible Bonds – The Funds may invest in reverse convertible notes, which are short-term notes (i.e., with maturities of one year or less) that are linked to individual equity securities. These notes make regular interest payments by the issuer, but also have a put option attached, giving the issuer the right to exercise that option only if the price of the related security drops below a stated price.

Structured notes, such as reverse convertible notes, are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/ or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2019 (Unaudited)

Restricted Securities – Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Income Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor or pursuant to the Fund’s fair value policy, subject to oversight by the Board of Trustees. The Income Fund has acquired securities, the sale of which is restricted under Rule 144A or Regulation S of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At September 30, 2019, the aggregate value of such securities amounted to $66,961 and the value amounts to 1.15% of the net assets of the Income Fund.

	Acquisition Date		Shares or Principal Amount	Amortized Cost	Fair Value
Cash Store Financial Services, Inc. 11.500%, 01/31/2017	5	/21/2012(a)	1,289,000	$1,120,977	$66,961

(a)   Purchased on various dates beginning 05/21/2012.

Investments – As of September 30, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Value Fund	Income Fund	Dividend Growth Fund
Gross Appreciation	$5,057,120	$80,778	$2,326,637
Gross (Depreciation)	(1,273,463)	(1,552,296)	(611,657)
Net Appreciation (Depreciation) on Investments	$3,783,657	$(1,471,518)	$1,714,980
Tax Cost	$26,619,326	$7,199,823	$8,029,110

For the Value Fund, the difference between book basis and tax basis unrealized appreciation (depreciation) of investments is primarily attributable to the tax deferral of losses on wash sales.

Item 2.   Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	November 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	November 27, 2019

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Assistant Treasurer and Acting Principal Financial Officer
Date:	November 27, 2019